Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated March 15, 2023
to the Currently Effective Summary Prospectus, Prospectus and Statement of Additional Information of the Funds Listed Below
Prudential Investment Portfolios 12
PGIM Short Duration Muni Fund
Prudential Investment Portfolios, Inc. 17
PGIM Short Duration Multi-Sector Bond Fund
Prudential Short-Term Corporate Bond Fund, Inc.
PGIM Short-Term Corporate Bond Fund
This supplement amends and supersedes any contrary information relating to any share class offered by the Fund contained within the Fund's Summary Prospectus, Statutory Prospectus and Statement of Additional Information. You should read this Supplement in conjunction with the Fund's Summary Prospectus and Prospectus, as applicable, and retain it for future reference.
Effective May 1, 2023, the Class A sales load schedule for the Fund will be revised so that investors who purchase $250,000 or more of Class A shares and redeem those shares within 18 months of purchase are subject to a contingent deferred sales charge ("CDSC") of 1.00%, although they are not subject to an initial sales charge. This change would apply to new purchases into the Funds (existing purchases would be subject to the current CDSC). Prior to May 1, 2023, investors who purchased $500,000 or more of Class A shares and sell these shares within 12 months of purchase are also subject to a CDSC of 1.00%, although they are not subject to an initial sales charge.
1.The first footnote to the shareholder fee table in the section of the Summary Prospectus and Prospectus entitled "Fund Fees and Expenses", is amended and restated as follows:
1Investors who purchase $250,000 or more of Class A shares and sell these shares within 18 months of purchase are also subject to a contingent deferred sales charge ("CDSC") of 1.00%, although they are not subject to an initial sales charge. The CDSC is waived for certain retirement and/or benefit plans.

PRUDENTIAL INVESTMENT PORTFOLIOS 12 | PGIM Short Duration Muni Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated March 15, 2023
to the Currently Effective Summary Prospectus, Prospectus and Statement of Additional Information of the Funds Listed Below
Prudential Investment Portfolios 12
PGIM Short Duration Muni Fund
This supplement amends and supersedes any contrary information relating to any share class offered by the Fund contained within the Fund's Summary Prospectus, Statutory Prospectus and Statement of Additional Information. You should read this Supplement in conjunction with the Fund's Summary Prospectus and Prospectus, as applicable, and retain it for future reference.
Effective May 1, 2023, the Class A sales load schedule for the Fund will be revised so that investors who purchase $250,000 or more of Class A shares and redeem those shares within 18 months of purchase are subject to a contingent deferred sales charge ("CDSC") of 1.00%, although they are not subject to an initial sales charge. This change would apply to new purchases into the Funds (existing purchases would be subject to the current CDSC). Prior to May 1, 2023, investors who purchased $500,000 or more of Class A shares and sell these shares within 12 months of purchase are also subject to a CDSC of 1.00%, although they are not subject to an initial sales charge.
1.The first footnote to the shareholder fee table in the section of the Summary Prospectus and Prospectus entitled "Fund Fees and Expenses", is amended and restated as follows:
1Investors who purchase $250,000 or more of Class A shares and sell these shares within 18 months of purchase are also subject to a contingent deferred sales charge ("CDSC") of 1.00%, although they are not subject to an initial sales charge. The CDSC is waived for certain retirement and/or benefit plans.

PRUDENTIAL INVESTMENT PORTFOLIOS, INC. 17 | PGIM Short Duration Multi-Sector Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated March 15, 2023
to the Currently Effective Summary Prospectus, Prospectus and Statement of Additional Information of the Funds Listed Below
Prudential Investment Portfolios, Inc. 17
PGIM Short Duration Multi-Sector Bond Fund
This supplement amends and supersedes any contrary information relating to any share class offered by the Fund contained within the Fund's Summary Prospectus, Statutory Prospectus and Statement of Additional Information. You should read this Supplement in conjunction with the Fund's Summary Prospectus and Prospectus, as applicable, and retain it for future reference.
Effective May 1, 2023, the Class A sales load schedule for the Fund will be revised so that investors who purchase $250,000 or more of Class A shares and redeem those shares within 18 months of purchase are subject to a contingent deferred sales charge ("CDSC") of 1.00%, although they are not subject to an initial sales charge. This change would apply to new purchases into the Funds (existing purchases would be subject to the current CDSC). Prior to May 1, 2023, investors who purchased $500,000 or more of Class A shares and sell these shares within 12 months of purchase are also subject to a CDSC of 1.00%, although they are not subject to an initial sales charge.
1.The first footnote to the shareholder fee table in the section of the Summary Prospectus and Prospectus entitled "Fund Fees and Expenses", is amended and restated as follows:
1Investors who purchase $250,000 or more of Class A shares and sell these shares within 18 months of purchase are also subject to a contingent deferred sales charge ("CDSC") of 1.00%, although they are not subject to an initial sales charge. The CDSC is waived for certain retirement and/or benefit plans.

PRUDENTIAL SHORT-TERM CORPORATE BOND FUND, INC. | PGIM SHORT-TERM CORPORATE BOND FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated March 15, 2023
to the Currently Effective Summary Prospectus, Prospectus and Statement of Additional Information of the Funds Listed Below
Prudential Short-Term Corporate Bond Fund, Inc.
PGIM Short-Term Corporate Bond Fund
This supplement amends and supersedes any contrary information relating to any share class offered by the Fund contained within the Fund's Summary Prospectus, Statutory Prospectus and Statement of Additional Information. You should read this Supplement in conjunction with the Fund's Summary Prospectus and Prospectus, as applicable, and retain it for future reference.
Effective May 1, 2023, the Class A sales load schedule for the Fund will be revised so that investors who purchase $250,000 or more of Class A shares and redeem those shares within 18 months of purchase are subject to a contingent deferred sales charge ("CDSC") of 1.00%, although they are not subject to an initial sales charge. This change would apply to new purchases into the Funds (existing purchases would be subject to the current CDSC). Prior to May 1, 2023, investors who purchased $500,000 or more of Class A shares and sell these shares within 12 months of purchase are also subject to a CDSC of 1.00%, although they are not subject to an initial sales charge.
1.The first footnote to the shareholder fee table in the section of the Summary Prospectus and Prospectus entitled "Fund Fees and Expenses", is amended and restated as follows:
1Investors who purchase $250,000 or more of Class A shares and sell these shares within 18 months of purchase are also subject to a contingent deferred sales charge ("CDSC") of 1.00%, although they are not subject to an initial sales charge. The CDSC is waived for certain retirement and/or benefit plans.